Financial risk - Credit quality of financial assets (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
Financial risk
Undrawn credit commitments	$ 191,340	$ 190,397
Credit risk
Financial risk
Undrawn credit commitments	191,340	190,397
Credit risk | Loans - business | Gross amount | Neither past due nor impaired | Strong | Reported
Financial risk
Financial assets		90,408
Credit risk | Loans - business | Gross amount | Neither past due nor impaired | Good/Satisfactory | Reported
Financial risk
Financial assets		97,369
AASB 9 | Credit risk
Financial risk
Undrawn credit commitments	191,340
Total on and off balance sheet	1,014,350
AASB 9 | Credit risk | Strong
Financial risk
Undrawn credit commitments	148,853
Total on and off balance sheet	716,837
AASB 9 | Credit risk | Good/Satisfactory
Financial risk
Undrawn credit commitments	41,076
Total on and off balance sheet	267,236
AASB 9 | Credit risk | Weak
Financial risk
Undrawn credit commitments	1,411
Total on and off balance sheet	30,277
AASB 9 | Credit risk | Housing
Financial risk
Financial assets	497,542
AASB 9 | Credit risk | Housing | Strong
Financial risk
Financial assets	382,862
AASB 9 | Credit risk | Housing | Good/Satisfactory
Financial risk
Financial assets	95,397
AASB 9 | Credit risk | Housing | Weak
Financial risk
Financial assets	19,283
AASB 9 | Credit risk | Personal
Financial risk
Financial assets	22,973
AASB 9 | Credit risk | Personal | Strong
Financial risk
Financial assets	5,696
AASB 9 | Credit risk | Personal | Good/Satisfactory
Financial risk
Financial assets	15,493
AASB 9 | Credit risk | Personal | Weak
Financial risk
Financial assets	1,784
AASB 9 | Credit risk | Loans - business
Financial risk
Financial assets	197,863
AASB 9 | Credit risk | Loans - business | Strong
Financial risk
Financial assets	75,990
AASB 9 | Credit risk | Loans - business | Good/Satisfactory
Financial risk
Financial assets	114,122
AASB 9 | Credit risk | Loans - business | Weak
Financial risk
Financial assets	7,751
AASB 9 | Credit risk | Debt securities measured at FVOCI
Financial risk
Financial assets	73,276
AASB 9 | Credit risk | Debt securities measured at FVOCI | Strong
Financial risk
Financial assets	72,813
AASB 9 | Credit risk | Debt securities measured at FVOCI | Good/Satisfactory
Financial risk
Financial assets	463
AASB 9 | Credit risk | Debt securities measured at amortised cost
Financial risk
Financial assets	829
AASB 9 | Credit risk | Debt securities measured at amortised cost | Strong
Financial risk
Financial assets	366
AASB 9 | Credit risk | Other financial assets
Financial risk
Financial assets	31,356
AASB 9 | Credit risk | Other financial assets | Strong
Financial risk
Financial assets	30,623
AASB 9 | Credit risk | Other financial assets | Good/Satisfactory
Financial risk
Financial assets	685
AASB 9 | Credit risk | Other financial assets | Weak
Financial risk
Financial assets	48
AASB 9 | Performing - Stage 1 | Credit risk
Financial risk
Undrawn credit commitments	188,449
Total on and off balance sheet	970,015
AASB 9 | Performing - Stage 1 | Credit risk | Strong
Financial risk
Undrawn credit commitments	148,525
Total on and off balance sheet	715,532
AASB 9 | Performing - Stage 1 | Credit risk | Good/Satisfactory
Financial risk
Undrawn credit commitments	39,782
Total on and off balance sheet	249,080
AASB 9 | Performing - Stage 1 | Credit risk | Weak
Financial risk
Undrawn credit commitments	142
Total on and off balance sheet	5,403
AASB 9 | Performing - Stage 1 | Credit risk | Housing
Financial risk
Financial assets	470,391
AASB 9 | Performing - Stage 1 | Credit risk | Housing | Strong
Financial risk
Financial assets	382,119
AASB 9 | Performing - Stage 1 | Credit risk | Housing | Good/Satisfactory
Financial risk
Financial assets	84,071
AASB 9 | Performing - Stage 1 | Credit risk | Housing | Weak
Financial risk
Financial assets	4,201
AASB 9 | Performing - Stage 1 | Credit risk | Personal
Financial risk
Financial assets	20,805
AASB 9 | Performing - Stage 1 | Credit risk | Personal | Strong
Financial risk
Financial assets	5,694
AASB 9 | Performing - Stage 1 | Credit risk | Personal | Good/Satisfactory
Financial risk
Financial assets	14,538
AASB 9 | Performing - Stage 1 | Credit risk | Personal | Weak
Financial risk
Financial assets	573
AASB 9 | Performing - Stage 1 | Credit risk | Loans - business
Financial risk
Financial assets	185,738
AASB 9 | Performing - Stage 1 | Credit risk | Loans - business | Strong
Financial risk
Financial assets	75,758
Financial assets covered by highly rated guarantee	131
AASB 9 | Performing - Stage 1 | Credit risk | Loans - business | Good/Satisfactory
Financial risk
Financial assets	109,541
AASB 9 | Performing - Stage 1 | Credit risk | Loans - business | Weak
Financial risk
Financial assets	439
AASB 9 | Performing - Stage 1 | Credit risk | Debt securities measured at FVOCI
Financial risk
Financial assets	73,276
AASB 9 | Performing - Stage 1 | Credit risk | Debt securities measured at FVOCI | Strong
Financial risk
Financial assets	72,813
AASB 9 | Performing - Stage 1 | Credit risk | Debt securities measured at FVOCI | Good/Satisfactory
Financial risk
Financial assets	463
AASB 9 | Performing - Stage 1 | Credit risk | Other financial assets
Financial risk
Financial assets	31,356
AASB 9 | Performing - Stage 1 | Credit risk | Other financial assets | Strong
Financial risk
Financial assets	30,623
AASB 9 | Performing - Stage 1 | Credit risk | Other financial assets | Good/Satisfactory
Financial risk
Financial assets	685
AASB 9 | Performing - Stage 1 | Credit risk | Other financial assets | Weak
Financial risk
Financial assets	48
AASB 9 | Performing - Stage 2 | Credit risk
Financial risk
Undrawn credit commitments	2,757
Total on and off balance sheet	37,484
AASB 9 | Performing - Stage 2 | Credit risk | Strong
Financial risk
Undrawn credit commitments	328
Total on and off balance sheet	1,305
AASB 9 | Performing - Stage 2 | Credit risk | Good/Satisfactory
Financial risk
Undrawn credit commitments	1,294
Total on and off balance sheet	18,156
AASB 9 | Performing - Stage 2 | Credit risk | Weak
Financial risk
Undrawn credit commitments	1,135
Total on and off balance sheet	18,023
AASB 9 | Performing - Stage 2 | Credit risk | Housing
Financial risk
Financial assets	22,784
AASB 9 | Performing - Stage 2 | Credit risk | Housing | Strong
Financial risk
Financial assets	743
AASB 9 | Performing - Stage 2 | Credit risk | Housing | Good/Satisfactory
Financial risk
Financial assets	11,326
AASB 9 | Performing - Stage 2 | Credit risk | Housing | Weak
Financial risk
Financial assets	10,715
AASB 9 | Performing - Stage 2 | Credit risk | Personal
Financial risk
Financial assets	1,788
AASB 9 | Performing - Stage 2 | Credit risk | Personal | Strong
Financial risk
Financial assets	2
AASB 9 | Performing - Stage 2 | Credit risk | Personal | Good/Satisfactory
Financial risk
Financial assets	955
AASB 9 | Performing - Stage 2 | Credit risk | Personal | Weak
Financial risk
Financial assets	831
AASB 9 | Performing - Stage 2 | Credit risk | Loans - business
Financial risk
Financial assets	10,155
AASB 9 | Performing - Stage 2 | Credit risk | Loans - business | Strong
Financial risk
Financial assets	232
AASB 9 | Performing - Stage 2 | Credit risk | Loans - business | Good/Satisfactory
Financial risk
Financial assets	4,581
AASB 9 | Performing - Stage 2 | Credit risk | Loans - business | Weak
Financial risk
Financial assets	5,342
AASB 9 | Non-performing - Stage 3 | Credit risk
Financial risk
Undrawn credit commitments	134
Total on and off balance sheet	6,851
AASB 9 | Non-performing - Stage 3 | Credit risk | Weak
Financial risk
Undrawn credit commitments	134
Total on and off balance sheet	6,851
AASB 9 | Non-performing - Stage 3 | Credit risk | Housing
Financial risk
Financial assets	4,367
AASB 9 | Non-performing - Stage 3 | Credit risk | Housing | Weak
Financial risk
Financial assets	4,367
AASB 9 | Non-performing - Stage 3 | Credit risk | Personal
Financial risk
Financial assets	380
AASB 9 | Non-performing - Stage 3 | Credit risk | Personal | Weak
Financial risk
Financial assets	380
AASB 9 | Non-performing - Stage 3 | Credit risk | Loans - business
Financial risk
Financial assets	1,970
AASB 9 | Non-performing - Stage 3 | Credit risk | Loans - business | Weak
Financial risk
Financial assets	1,970
AASB 139 | Credit risk
Financial risk
Financial assets		854,481
AASB 139 | Credit risk | Gross amount
Financial risk
Financial assets		857,295
AASB 139 | Credit risk | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		835,384
AASB 139 | Credit risk | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		597,720
Financial assets covered by highly rated guarantee		146
AASB 139 | Credit risk | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		228,797
AASB 139 | Credit risk | Gross amount | Neither past due nor impaired | Weak
Financial risk
Financial assets		8,867
AASB 139 | Credit risk | Gross amount | Past due but not impaired
Financial risk
Financial assets		20,492
AASB 139 | Credit risk | Gross amount | Impaired
Financial risk
Financial assets		1,419
AASB 139 | Credit risk | Provisions for impairment charges
Financial risk
Financial assets		(2,814)
AASB 139 | Credit risk | Provisions for impairment charges | Neither past due nor impaired | Strong | Reported
Financial risk
Financial assets		586,393
AASB 139 | Credit risk | Provisions for impairment charges | Neither past due nor impaired | Good/Satisfactory | Reported
Financial risk
Financial assets		213,693
AASB 139 | Credit risk | Cash and balances with central banks
Financial risk
Financial assets		26,788
AASB 139 | Credit risk | Cash and balances with central banks | Gross amount
Financial risk
Financial assets		26,788
AASB 139 | Credit risk | Cash and balances with central banks | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		26,788
AASB 139 | Credit risk | Cash and balances with central banks | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		26,555
AASB 139 | Credit risk | Cash and balances with central banks | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		233
AASB 139 | Credit risk | Collateral paid
Financial risk
Financial assets		4,787
AASB 139 | Credit risk | Collateral paid | Gross amount
Financial risk
Financial assets		4,787
AASB 139 | Credit risk | Collateral paid | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		4,787
AASB 139 | Credit risk | Collateral paid | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		4,787
AASB 139 | Credit risk | Trading securities and financial assets measured at FVIS
Financial risk
Financial assets		22,863
AASB 139 | Credit risk | Trading securities and financial assets measured at FVIS | Gross amount
Financial risk
Financial assets		22,863
AASB 139 | Credit risk | Trading securities and financial assets measured at FVIS | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		22,863
AASB 139 | Credit risk | Trading securities and financial assets measured at FVIS | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		22,718
AASB 139 | Credit risk | Trading securities and financial assets measured at FVIS | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		145
AASB 139 | Credit risk | Derivative financial instruments
Financial risk
Financial assets		24,101
AASB 139 | Credit risk | Derivative financial instruments | Gross amount
Financial risk
Financial assets		24,101
AASB 139 | Credit risk | Derivative financial instruments | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		24,101
AASB 139 | Credit risk | Derivative financial instruments | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		23,692
AASB 139 | Credit risk | Derivative financial instruments | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		406
AASB 139 | Credit risk | Derivative financial instruments | Gross amount | Neither past due nor impaired | Weak
Financial risk
Financial assets		3
AASB 139 | Credit risk | Available-for-sale securities
Financial risk
Financial assets		60,735
AASB 139 | Credit risk | Available-for-sale securities | Gross amount
Financial risk
Financial assets		60,735
AASB 139 | Credit risk | Available-for-sale securities | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		60,735
AASB 139 | Credit risk | Available-for-sale securities | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		60,229
AASB 139 | Credit risk | Available-for-sale securities | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		506
AASB 139 | Credit risk | Loans - housing and personal
Financial risk
Financial assets		513,921
AASB 139 | Credit risk | Loans - housing and personal | Gross amount
Financial risk
Financial assets		515,224
AASB 139 | Credit risk | Loans - housing and personal | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		498,375
AASB 139 | Credit risk | Loans - housing and personal | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		379,383
AASB 139 | Credit risk | Loans - housing and personal | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		114,627
AASB 139 | Credit risk | Loans - housing and personal | Gross amount | Neither past due nor impaired | Weak
Financial risk
Financial assets		4,365
AASB 139 | Credit risk | Loans - housing and personal | Gross amount | Past due but not impaired
Financial risk
Financial assets		16,162
AASB 139 | Credit risk | Loans - housing and personal | Gross amount | Impaired
Financial risk
Financial assets		687
AASB 139 | Credit risk | Loans - housing and personal | Provisions for impairment charges
Financial risk
Financial assets		(1,303)
AASB 139 | Credit risk | Loans - business
Financial risk
Financial assets		195,769
AASB 139 | Credit risk | Loans - business | Gross amount
Financial risk
Financial assets		197,280
AASB 139 | Credit risk | Loans - business | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		192,258
AASB 139 | Credit risk | Loans - business | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		75,331
AASB 139 | Credit risk | Loans - business | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		112,446
AASB 139 | Credit risk | Loans - business | Gross amount | Neither past due nor impaired | Weak
Financial risk
Financial assets		4,481
AASB 139 | Credit risk | Loans - business | Gross amount | Past due but not impaired
Financial risk
Financial assets		4,293
AASB 139 | Credit risk | Loans - business | Gross amount | Impaired
Financial risk
Financial assets		729
AASB 139 | Credit risk | Loans - business | Provisions for impairment charges
Financial risk
Financial assets		(1,511)
AASB 139 | Credit risk | Other financial assets
Financial risk
Financial assets		5,517
AASB 139 | Credit risk | Other financial assets | Gross amount
Financial risk
Financial assets		5,517
AASB 139 | Credit risk | Other financial assets | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		5,477
AASB 139 | Credit risk | Other financial assets | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		5,025
AASB 139 | Credit risk | Other financial assets | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		434
AASB 139 | Credit risk | Other financial assets | Gross amount | Neither past due nor impaired | Weak
Financial risk
Financial assets		18
AASB 139 | Credit risk | Other financial assets | Gross amount | Past due but not impaired
Financial risk
Financial assets		37
AASB 139 | Credit risk | Other financial assets | Gross amount | Impaired
Financial risk
Financial assets		3
Parent Entity
Financial risk
Undrawn credit commitments	168,487	167,999
Parent Entity | Credit risk
Financial risk
Financial assets		899,970
Undrawn credit commitments	168,487	167,999
Parent Entity | Credit risk | Gross amount
Financial risk
Financial assets		902,377
Parent Entity | Credit risk | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		882,306
Parent Entity | Credit risk | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		690,498
Parent Entity | Credit risk | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		184,328
Parent Entity | Credit risk | Gross amount | Neither past due nor impaired | Weak
Financial risk
Financial assets		7,480
Parent Entity | Credit risk | Gross amount | Past due but not impaired
Financial risk
Financial assets		18,915
Parent Entity | Credit risk | Provisions for impairment charges
Financial risk
Financial assets		(2,407)
Parent Entity | Credit risk | Provisions for impairment charges | Impaired
Financial risk
Financial assets		1,156
Parent Entity | Credit risk | Cash and balances with central banks
Financial risk
Financial assets		24,976
Parent Entity | Credit risk | Cash and balances with central banks | Gross amount
Financial risk
Financial assets		24,976
Parent Entity | Credit risk | Cash and balances with central banks | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		24,976
Parent Entity | Credit risk | Cash and balances with central banks | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		24,850
Parent Entity | Credit risk | Cash and balances with central banks | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		126
Parent Entity | Credit risk | Collateral paid
Financial risk
Financial assets		4,722
Parent Entity | Credit risk | Collateral paid | Gross amount
Financial risk
Financial assets		4,722
Parent Entity | Credit risk | Collateral paid | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		4,722
Parent Entity | Credit risk | Collateral paid | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		4,722
Parent Entity | Credit risk | Trading securities and financial assets measured at FVIS
Financial risk
Financial assets		21,344
Parent Entity | Credit risk | Trading securities and financial assets measured at FVIS | Gross amount
Financial risk
Financial assets		21,344
Parent Entity | Credit risk | Trading securities and financial assets measured at FVIS | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		21,344
Parent Entity | Credit risk | Trading securities and financial assets measured at FVIS | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		21,199
Parent Entity | Credit risk | Trading securities and financial assets measured at FVIS | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		145
Parent Entity | Credit risk | Derivative financial instruments
Financial risk
Financial assets		23,562
Parent Entity | Credit risk | Derivative financial instruments | Gross amount
Financial risk
Financial assets		23,562
Parent Entity | Credit risk | Derivative financial instruments | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		23,562
Parent Entity | Credit risk | Derivative financial instruments | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		23,155
Parent Entity | Credit risk | Derivative financial instruments | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		404
Parent Entity | Credit risk | Derivative financial instruments | Gross amount | Neither past due nor impaired | Weak
Financial risk
Financial assets		3
Parent Entity | Credit risk | Available-for-sale securities
Financial risk
Financial assets		56,446
Parent Entity | Credit risk | Available-for-sale securities | Gross amount
Financial risk
Financial assets		56,446
Parent Entity | Credit risk | Available-for-sale securities | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		56,446
Parent Entity | Credit risk | Available-for-sale securities | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		56,443
Parent Entity | Credit risk | Available-for-sale securities | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		3
Parent Entity | Credit risk | Loans - housing and personal
Financial risk
Financial assets		466,051
Parent Entity | Credit risk | Loans - housing and personal | Gross amount
Financial risk
Financial assets		467,176
Parent Entity | Credit risk | Loans - housing and personal | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		451,560
Parent Entity | Credit risk | Loans - housing and personal | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		359,843
Parent Entity | Credit risk | Loans - housing and personal | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		87,667
Parent Entity | Credit risk | Loans - housing and personal | Gross amount | Neither past due nor impaired | Weak
Financial risk
Financial assets		4,050
Parent Entity | Credit risk | Loans - housing and personal | Gross amount | Past due but not impaired
Financial risk
Financial assets		15,044
Parent Entity | Credit risk | Loans - housing and personal | Provisions for impairment charges
Financial risk
Financial assets		(1,125)
Parent Entity | Credit risk | Loans - housing and personal | Provisions for impairment charges | Impaired
Financial risk
Financial assets		572
Parent Entity | Credit risk | Loans - business
Financial risk
Financial assets		164,117
Parent Entity | Credit risk | Loans - business | Gross amount
Financial risk
Financial assets		165,399
Parent Entity | Credit risk | Loans - business | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		160,979
Parent Entity | Credit risk | Loans - business | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		61,918
Parent Entity | Credit risk | Loans - business | Gross amount | Neither past due nor impaired | Strong | Reported
Financial risk
Financial assets		76,995
Parent Entity | Credit risk | Loans - business | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		95,649
Parent Entity | Credit risk | Loans - business | Gross amount | Neither past due nor impaired | Good/Satisfactory | Reported
Financial risk
Financial assets		80,572
Parent Entity | Credit risk | Loans - business | Gross amount | Neither past due nor impaired | Weak
Financial risk
Financial assets		3,412
Parent Entity | Credit risk | Loans - business | Gross amount | Past due but not impaired
Financial risk
Financial assets		3,838
Parent Entity | Credit risk | Loans - business | Provisions for impairment charges
Financial risk
Financial assets		(1,282)
Parent Entity | Credit risk | Loans - business | Provisions for impairment charges | Impaired
Financial risk
Financial assets		582
Parent Entity | Credit risk | Due from subsidiaries
Financial risk
Financial assets		134,086
Parent Entity | Credit risk | Due from subsidiaries | Gross amount
Financial risk
Financial assets		134,086
Parent Entity | Credit risk | Due from subsidiaries | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		134,086
Parent Entity | Credit risk | Due from subsidiaries | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		134,086
Parent Entity | Credit risk | Other financial assets
Financial risk
Financial assets		4,666
Parent Entity | Credit risk | Other financial assets | Gross amount
Financial risk
Financial assets		4,666
Parent Entity | Credit risk | Other financial assets | Gross amount | Neither past due nor impaired
Financial risk
Financial assets		4,631
Parent Entity | Credit risk | Other financial assets | Gross amount | Neither past due nor impaired | Strong
Financial risk
Financial assets		4,282
Parent Entity | Credit risk | Other financial assets | Gross amount | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets		334
Parent Entity | Credit risk | Other financial assets | Gross amount | Neither past due nor impaired | Weak
Financial risk
Financial assets		15
Parent Entity | Credit risk | Other financial assets | Gross amount | Past due but not impaired
Financial risk
Financial assets		33
Parent Entity | Credit risk | Other financial assets | Provisions for impairment charges | Impaired
Financial risk
Financial assets		2
Parent Entity | AASB 9 | Credit risk
Financial risk
Undrawn credit commitments	168,487
Total on and off balance sheet	1,034,734
Parent Entity | AASB 9 | Credit risk | Strong
Financial risk
Undrawn credit commitments	133,093
Total on and off balance sheet	795,275
Parent Entity | AASB 9 | Credit risk | Good/Satisfactory
Financial risk
Undrawn credit commitments	34,219
Total on and off balance sheet	212,664
Parent Entity | AASB 9 | Credit risk | Weak
Financial risk
Undrawn credit commitments	1,175
Total on and off balance sheet	26,795
Parent Entity | AASB 9 | Credit risk | Housing
Financial risk
Financial assets	449,540
Parent Entity | AASB 9 | Credit risk | Housing | Strong
Financial risk
Financial assets	362,263
Parent Entity | AASB 9 | Credit risk | Housing | Good/Satisfactory
Financial risk
Financial assets	69,222
Parent Entity | AASB 9 | Credit risk | Housing | Weak
Financial risk
Financial assets	18,055
Parent Entity | AASB 9 | Credit risk | Personal
Financial risk
Financial assets	20,860
Parent Entity | AASB 9 | Credit risk | Personal | Strong
Financial risk
Financial assets	5,107
Parent Entity | AASB 9 | Credit risk | Personal | Good/Satisfactory
Financial risk
Financial assets	14,312
Parent Entity | AASB 9 | Credit risk | Personal | Weak
Financial risk
Financial assets	1,441
Parent Entity | AASB 9 | Credit risk | Loans - business
Financial risk
Financial assets	164,639
Parent Entity | AASB 9 | Credit risk | Loans - business | Strong
Financial risk
Financial assets	64,164
Parent Entity | AASB 9 | Credit risk | Loans - business | Good/Satisfactory
Financial risk
Financial assets	94,392
Parent Entity | AASB 9 | Credit risk | Loans - business | Weak
Financial risk
Financial assets	6,083
Parent Entity | AASB 9 | Credit risk | Debt securities measured at FVOCI
Financial risk
Financial assets	68,332
Parent Entity | AASB 9 | Credit risk | Debt securities measured at FVOCI | Strong
Financial risk
Financial assets	68,309
Parent Entity | AASB 9 | Credit risk | Debt securities measured at FVOCI | Good/Satisfactory
Financial risk
Financial assets	23
Parent Entity | AASB 9 | Credit risk | Debt securities measured at amortised cost
Financial risk
Financial assets	27
Parent Entity | AASB 9 | Credit risk | Debt securities measured at amortised cost | Strong
Financial risk
Financial assets	4
Parent Entity | AASB 9 | Credit risk | Other financial assets
Financial risk
Financial assets	162,876
Parent Entity | AASB 9 | Credit risk | Other financial assets | Strong
Financial risk
Financial assets	162,339
Parent Entity | AASB 9 | Credit risk | Other financial assets | Good/Satisfactory
Financial risk
Financial assets	496
Parent Entity | AASB 9 | Credit risk | Other financial assets | Weak
Financial risk
Financial assets	41
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk
Financial risk
Undrawn credit commitments	165,996
Total on and off balance sheet	995,519
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Strong
Financial risk
Undrawn credit commitments	132,776
Total on and off balance sheet	794,298
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Good/Satisfactory
Financial risk
Undrawn credit commitments	33,097
Total on and off balance sheet	196,533
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Weak
Financial risk
Undrawn credit commitments	123
Total on and off balance sheet	4,688
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Housing
Financial risk
Financial assets	424,061
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Housing | Strong
Financial risk
Financial assets	361,727
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Housing | Good/Satisfactory
Financial risk
Financial assets	58,599
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Housing | Weak
Financial risk
Financial assets	3,735
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Personal
Financial risk
Financial assets	18,914
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Personal | Strong
Financial risk
Financial assets	5,106
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Personal | Good/Satisfactory
Financial risk
Financial assets	13,381
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Personal | Weak
Financial risk
Financial assets	427
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Loans - business
Financial risk
Financial assets	155,340
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Loans - business | Strong
Financial risk
Financial assets	64,041
Financial assets covered by highly rated guarantee	131
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Loans - business | Good/Satisfactory
Financial risk
Financial assets	90,937
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Loans - business | Weak
Financial risk
Financial assets	362
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Debt securities measured at FVOCI
Financial risk
Financial assets	68,332
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Debt securities measured at FVOCI | Strong
Financial risk
Financial assets	68,309
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Debt securities measured at FVOCI | Good/Satisfactory
Financial risk
Financial assets	23
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Other financial assets
Financial risk
Financial assets	162,876
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Other financial assets | Strong
Financial risk
Financial assets	162,339
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Other financial assets | Good/Satisfactory
Financial risk
Financial assets	496
Parent Entity | AASB 9 | Performing - Stage 1 | Credit risk | Other financial assets | Weak
Financial risk
Financial assets	41
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk
Financial risk
Undrawn credit commitments	2,376
Total on and off balance sheet	32,966
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Strong
Financial risk
Undrawn credit commitments	317
Total on and off balance sheet	977
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Good/Satisfactory
Financial risk
Undrawn credit commitments	1,122
Total on and off balance sheet	16,131
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Weak
Financial risk
Undrawn credit commitments	937
Total on and off balance sheet	15,858
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Housing
Financial risk
Financial assets	21,403
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Housing | Strong
Financial risk
Financial assets	536
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Housing | Good/Satisfactory
Financial risk
Financial assets	10,623
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Housing | Weak
Financial risk
Financial assets	10,244
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Personal
Financial risk
Financial assets	1,612
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Personal | Strong
Financial risk
Financial assets	1
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Personal | Good/Satisfactory
Financial risk
Financial assets	931
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Personal | Weak
Financial risk
Financial assets	680
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Loans - business
Financial risk
Financial assets	7,575
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Loans - business | Strong
Financial risk
Financial assets	123
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Loans - business | Good/Satisfactory
Financial risk
Financial assets	3,455
Parent Entity | AASB 9 | Performing - Stage 2 | Credit risk | Loans - business | Weak
Financial risk
Financial assets	3,997
Parent Entity | AASB 9 | Non-performing - Stage 3 | Credit risk
Financial risk
Undrawn credit commitments	115
Total on and off balance sheet	6,249
Parent Entity | AASB 9 | Non-performing - Stage 3 | Credit risk | Weak
Financial risk
Undrawn credit commitments	115
Total on and off balance sheet	6,249
Parent Entity | AASB 9 | Non-performing - Stage 3 | Credit risk | Housing
Financial risk
Financial assets	4,076
Parent Entity | AASB 9 | Non-performing - Stage 3 | Credit risk | Housing | Weak
Financial risk
Financial assets	4,076
Parent Entity | AASB 9 | Non-performing - Stage 3 | Credit risk | Personal
Financial risk
Financial assets	334
Parent Entity | AASB 9 | Non-performing - Stage 3 | Credit risk | Personal | Weak
Financial risk
Financial assets	334
Parent Entity | AASB 9 | Non-performing - Stage 3 | Credit risk | Loans - business
Financial risk
Financial assets	1,724
Parent Entity | AASB 9 | Non-performing - Stage 3 | Credit risk | Loans - business | Weak
Financial risk
Financial assets	$ 1,724
Parent Entity | AASB 139 | Credit risk | Provisions for impairment charges | Neither past due nor impaired | Strong | Reported
Financial risk
Financial assets		687,386
Parent Entity | AASB 139 | Credit risk | Provisions for impairment charges | Neither past due nor impaired | Good/Satisfactory | Reported
Financial risk
Financial assets		210,856
Parent Entity | AASB 139 | Credit risk | Due from subsidiaries | Provisions for impairment charges
Financial risk
long-term debt instruments		$ 6,511